Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Share Capital [member] USD ($) shares	Reserves Share Options and Restricted Share Rights [member] USD ($)	Reserve Share Purchase Warrants [member] USD ($)	Retained Earnings (Deficit) [member] USD ($)	Accumulated Other Comprehensive Income (Loss) [member] USD ($)
Equity at beginning of period at Dec. 31, 2016	$ 527,305	$ 573,085	$ 10,898	$ 13,017	$ (35,672)	$ (34,023)
Equity, shares, beginning at Dec. 31, 2016 | shares		151,931,282
Options exercised	2,013	$ 3,127	(1,114)	0	0	0
Options exercised, shares | shares		797,128
Warrants exercised	1,108	$ 3,911	0	(2,803)	0	0
Warrants exercised, shares | shares		1,059,242
Vesting of restricted share rights	0	$ 1,035	(1,035)	0	0	0
Vesting of restricted share rights, shares | shares		319,394
Expiration of unexercised warrants	0	$ 7,874	0	(7,874)	0	0
Acquisition and cancellation of common shares (normal course issuer bid)	(17,729)	$ (17,729)	0	0	0	0
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares		(4,106,772)
Shares issued for acquisition of Mariana Resources Ltd.	122,569	$ 122,569	0	0	0	0
Shares issued for acquisition of Mariana Resources Ltd., shares | shares		32,685,228
Issuance of Mariana Resources Ltd. replacement equity awards	8,785	$ 0	3,207	5,578	0	0
Financing costs and other	8	8	0	0	0	0
Share based payments	3,785	0	3,785	0	0	0
Total comprehensive income (loss)	3,826	0	0	0	10,537	(6,711)
Equity at end of period at Dec. 31, 2017	651,670	$ 693,880	15,741	7,918	(25,135)	(40,734)
Equity, shares, ending at Dec. 31, 2017 | shares		182,685,502
Options exercised	3,581	$ 4,834	(1,253)	0	0	0
Options exercised, shares | shares		1,440,907
Warrants exercised and expired	1,011	$ 3,965	0	(2,954)	0	0
Warrants exercised and expired, shares | shares		1,021,624
Vesting of restricted share rights	0	$ 2,598	(2,598)	0	0	0
Vesting of restricted share rights, shares | shares		522,322
Acquisition and cancellation of common shares (normal course issuer bid)	$ (20,555)	$ (20,555)	0	0	0	0
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares	(4,788,775)	(4,788,775)
Share based payments	$ 3,858	$ 0	3,858	0	0	0
Total comprehensive income (loss)	(56,168)	0	0	0	5,872	(62,040)
Equity at end of period at Dec. 31, 2018	$ 583,397	$ 684,722	$ 15,748	$ 4,964	$ (19,263)	$ (102,774)
Equity, shares, ending at Dec. 31, 2018 | shares		180,881,580